Convertible Note (Details) - Sep 2023 Notes [Member]	Sep. 11, 2023 USD ($) $ / shares
Convertible Note [Line Items]
Convertible debt | $	$ 3,000,000
Debt interest rate	6.00%
Debt instrument conversion price | $ / shares	$ 2.42